Financial Instruments and Risk Management (Credit Risk - Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 1,475	$ 1,406
Cash and cash equivalents [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	83	87
Short term investments and deposits [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	90	29
Trade receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	932	966
Other receivables [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	86	59
Financial assets available for sale [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	212	253
Other non-current assets [Member]
Maximum Exposure to credit risk Financial assets [Line Items]
Carrying amount	$ 72	$ 12